Provisions - Other Foreign Subsidiaries - Present value of obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	€ 1,567
Other Foreign Countries | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	8,434	€ 10,717	€ 9,116
Incorporation of Group companies, net	(5)	(84)	0
Current service cost	34	35	32
Interest cost	429	465	651
Pre-retirement cost	(24)	0	0
Effect of curtailment/settlement	(3)	(5)	(1)
Benefits paid	(538)	(544)	(666)
Contributions made by employees	3	3	5
Past service cost	3	5	6
Actuarial (gains)/losses	(486)	176	1,652
Demographic actuarial (gains)/losses	16	23	3
Financial actuarial (gains)/losses	(502)	153	1,649
Exchange differences and other items	171	(2,334)	(78)
Net defined benefit liability (asset) at end of period	€ 8,018	€ 8,434	€ 10,717